Income Taxes - Additional Information (Details) $ / shares in Units, ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2022 USD ($) $ / shares	Mar. 31, 2022 INR (₨)	Mar. 31, 2021 USD ($) $ / shares	Mar. 31, 2021 INR (₨)	Mar. 31, 2020 USD ($) $ / shares
Income Taxes [Line Items]
Tax provision (reversals)	$ 36		$ 47		$ 52
Corporate statutory tax rate	34.94%	34.94%	34.94%	34.94%	34.94%
Tax effect due to non-taxable income for Indian tax purposes	$ 395		$ 346		$ 383
Per share effect of tax incentives on both basic and diluted weighted average number of equity shares | $ / shares	$ 0.09		$ 0.08		$ 0.09
Deferred income tax liabilities not recognized amount of temporary differences	$ 1,269		$ 1,323
Deferred income tax assets, not recognized on accumulated losses	592		510
Group | Income Tax Authorities
Income Taxes [Line Items]
Income tax claims not acknowledged as debt	528	₨ 40,010	473	₨ 34,620
Amount paid to statutory authorities	$ 791	₨ 59,960	$ 834	₨ 60,950
UNITED STATES
Income Taxes [Line Items]
Branch profit tax	15.00%	15.00%
Approximate branch net assets	$ 835
Deferred tax liability on branch profit tax, net of tax credits	$ 21
First Five Year
Income Taxes [Line Items]
Percentage of tax reduction	100.00%	100.00%
Second Five Year | Top of Range
Income Taxes [Line Items]
Percentage of tax reduction	50.00%	50.00%
Third Five Year | Top of Range
Income Taxes [Line Items]
Percentage of tax reduction	50.00%	50.00%